THE MAINSTAY FUNDS

51 Madison Avenue

New York, New York 10010

January 4, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	The MainStay Funds (the “Registrant”)

Registration Numbers: 333-214498 and 811-04550

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 1 to the Registrant’s Combined Information Statement/Prospectus on Form N-14 that was filed on December 28, 2016.

No fee is required in connection with this filing.

Please do not hesitate to contact me at 201-685-6221 if you have any questions regarding any of the foregoing.

Very truly yours,

/s/ Thomas C. Humbert, Jr.

Thomas C. Humbert, Jr.

Assistant Secretary